UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                        FORM 13F COVER	PAGE

Report for the Quarter Ended:	30-Jun-99

Institutional Investment	Manager Filing this Report:

Name:      Halcyon/Alan B. Slifka Management Company, LLC
Address:   477 Madison Avenue
           8th Floor
           New York, NY	10021
13F File No.:   28-6072

The institutional investment 	manager filing this report and the person by whom
it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James R. Pasquarelli
Title:     Chief Financial Officer
Phone:     212-303-9414
Signature, Place, and Date of Signing:

James R. Pasquarelli		   New York, NY       July 26, 1999

Report Type (Check only one):

[ X ]  13F HOLDINGS REPORT.

[   ]  13F NOTICE.

[   ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

NONE

I AM SIGNING THIS REPORT	AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included	Managers:       0

Form 13F Information Table Value Total:  $884,037

List of Other Included Managers:

NONE

                                                                         ITEM 6
                                                                         INVESTMENT               ITEM 8
                                 ITEM 2   ITEM 3     ITEM 4    ITEM 5    DISCRETION        ITEM 7 VOTING AUTHORITY
ITEM 1                           TITLE OF CUSIP      VALUE     SHARES OR (A)    (B)   (C)  MANA-  (A)        (B)   (C)
NAME OF ISSUER	                  CLASS   	NUMBER	    (X$1000)	 PRIN. AMT SOLE  SHARED NONE	GERS	  SOLE	     SHARED	NONE

American Bankers Insurance Group	STOCK	   024456105	   24,506    450,169   X	    X		                450,169
AFC Cable Systems	               STOCK	   000950105	   10,504    297,470   X	    X		                297,470
Aliant Comm. Inc.	               STOCK	   016090102	    3,719     80,515 		X	    X		                 80,515
Anacomp Inc 	                    STOCK	   032371106	    7,746    455,672  	X	    X		                455,672
Automobile Protection Corp       STOCK	   052905106	    5,626    439,137  	X	    X		                439,137
At Entertainment, Inc.          	STOCK    045920105	    4,946    263,791  	X	    X		                263,791
Airtouch Comm.	                  STOCK	   00949T100	  188,617  1,737,404  	X	    X		              1,737,404
Avondale Industries, Inc.        STOCK	   054350103	   18,177    466,066  	X 	   X		                466,066
Browning Ferris Industries, Inc. STOCK	   115885105	    9,454    219,861  	X	    X		                219,861
Bonneville Pacific	              STOCK	   098904105	    1,197    210,296 		X 	   X		                210,296
Cendant Corp.	                   STOCK	   151313103	    1,442     70,340  	X	    X		                 70,340
Cogeneration Corp of America	    STOCK	   19238M105	    2,132    147,676 		X 	   X		                147,676
Columbus McKinnon Corp.	         STOCK	   199333105	    3,613    150,529 		X	    X		                150,529
Capstar Broadcst	                STOCK	   14067G105	   27,441  1,002,421  	X	    X		              1,002,421
Carriage Services	               STOCK	   143905107	        2	       100		 X	    X		                    100
Coach USA Inc.	                  STOCK	   18975L106	   74,469  1,775,714  	X	    X		              1,775,714
Dialogic Corporation	            STOCK	   252499108	    2,327     53,038  	X	    X		                 53,038
Delta & Pine Land Co.	           STOCK	   247357106	    6,314    200,441  	X	    X		                200,441
Data Processing Res Corp	        STOCK	   237823109	   19,808    838,424  	X	    X		                838,424
Elbit Limited	                   STOCK	   284275104	    4,290    437,179  	X	    X		                437,179
Fore Systems Inc.	               STOCK	   345449102	   14,677    421,600  	X	    X		                421,600
Global Inds. Tech.	              STOCK	   379335102 	   2,163    179,293  	X	    X		                179,293
GTS Inc.	                        STOCK	   37936U104	   15,536    191,800  	X	    X		                191,800
Jevic Transportation Inc.	       STOCK	   47719P107	    1,829    131,843  	X	    X		                131,843
Lucent Tech.	                    STOCK	   549463107   102,892  1,525,744 		X 	   X		              1,525,744
MFN Financial Corp	              STOCK	   55272N104	       49	     4,430  	X	    X		                  4,430
Nalco Chemical Co.	              STOCK	   629853102	   33,284    641,626  	X	    X		                641,626
Norrell Corp.	                   STOCK	   656301108	    4,617    245,412 		X	    X		                245,412
Nexstar Pharmaceuticals	         STOCK	   653333106	      175	     8,790 		X	    X		                  8,790
O'Sullivan Corp.	                STOCK	   688605104	    2,169    177,966 		X	    X		                177,966
Pioneer Hi-Bred	                 STOCK	   723686101	   15,508    398,281 		X 	   X		                398,281
Platinum Technology Int'l	       STOCK	   72764T101	   12,365    422,730 		X	    X		                422,730
Qwest Communications Int'l Inc.  STOCK   	749121109	    5,231    158,229 		X	    X		                158,229
Republic NY Corp.	               STOCK   	760719104	   34,909    511,961 		X	    X		                511,961
Rental Service Corporation	      STOCK   	76009V102	   50,627  1,768,637 		X	    X		              1,768,637
Service Corp. Int'l.	            STOCK	   817565104	        2	       100		 X	    X		                    100
Stewart Enterprises	             STOCK	   860370105	        1 	      100		 X	    X		                    100
Stimsonite Corp.	                STOCK	   860832104	    1,627    111,253 		X	    X		                111,253
Superior Services, Inc.          STOCK	   868316100	   58,935  2,208,352 		X	    X		              2,208,352
Transamerica Corp.	              STOCK	   893485102	   39,656    528,744 		X	    X		                528,744
Todd Ao Corp.	                   STOCK	   888896107	    2,473    224,817 		X	    X		                224,817
Trans World Entertainment Corp.  STOCK	   89336Q100	    8,727    775,716 		X	    X 		               775,716
MediaOne	                        STOCK   	58440J104	   19,568    263,102 		X	    X		                263,102
Varlen Corporation	              STOCK	   922248109	    3,737     92,282 		X	    X		                 92,282
VWR Scientific Products Corp.	   STOCK	   918435108	   10,985    299,429 		X	    X		                299,429
Whittaker Corp.	                 STOCK	   966680407	   21,770    777,510 		X	    X		                777,510
Browning Ferris - CALL SEP 40   	OPTION	  1158859IH	      766	     1,751 		X	    X		                  1,751
Bankers Trust Corp. - PUT JUL 60	OPTION	  0663659SL	        0	     6,966	  X	    X		                  6,966
Case Corp. - CALL JAN 40	        OPTION	  14743R9AH 	     745	       655		 X	    X		                    655
Coach USA Inc. - CALL JUL 35	    OPTION	  18975L9GG	       52	        72		 X  	  X		                     72
Delta & Pine Land Co-CALL JUL 30	OPTION  	2473579GF	       72	       426		 X	    X		                    426
Pioneer Hi-Bred - CALL SEP 35	   OPTION	  7236869IG	    1,392      2,783 		X	    X		                  2,783
Infoseek Corp. - CALL SEP 50	    OPTION  	45678M9IJ	      305	       436		 X	    X		                    436
Republic NY Corp. - CALL SEP 60	 OPTION 	 760719104	      734	       794		 X  	  X 		                   794
S&P 500 Options - PUT JUL 1275  	OPTION	  9SO	            117	       520		 X	    X		                    520
Avondale Inds. - CALL AUG 30	    OPTION	  0543509HF	        8	         9		 X	    X		                      9
Belle Casino Warrants	           WARRANT	 078324118         0	     4,500 		X	    X		                  4,500
Golden Ocean Group Warrants	     WARRANT	 381138R16	        0	     5,500 		X	    X		                  5,500
			                                                   -------
                                                      884,037
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